Supplement Dated June 27, 2016
To The Prospectuses Dated April 25, 2016 For

PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com.

Effective July 11, 2016, Perspective L Series Contracts are no longer being offered to new purchasers.

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(To be used with JMV7697 04/16 and VC5890ML 04/16)

JMV17387 06/16